Pension and other post-employment benefits - Summary of pension and other staff-related benefit costs (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	€ 34	€ 34	€ 29
Past service cost			2
Interest cost	(6)	(4)	(4)
Effect of curtailment or settlement		(2)
Defined benefit plans	27	28	28
Defined contribution plans	364	369	356
Pension and other post employment benefits	392	397	383
Other staff related benefits	(2)	11	12
Pension and other staff-related benefits	390	408	395
Net defined benefit asset/liability
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	33	33	31
Past service cost			2
Interest cost	(8)	(6)	(6)
Defined benefit plans	26	27	27
Other post employment benefits, net
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	1	1	(2)
Other post-employment benefits
Disclosure of net defined benefit liability (asset) [line items]
Past service cost	(1)
Interest cost	1	2	€ 2
Effect of curtailment or settlement		(2)
Defined benefit plans	€ 2	€ 1